Capital Instruments - Additional Information (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Level 2 [Member]
Fair value of capital instruments [line items]
Capital instruments	$ 6,483	$ 5,737